ACQUISITION OF BUSINESSES - Schedule of Acquisitions Completed in 2021 (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 15, 2021	Oct. 04, 2021	Aug. 31, 2021	Jan. 08, 2021
Various acquisitions
Disclosure of detailed information about business combination [line items]
Cash	$ 8,999
Non-cash consideration	19
Contingent consideration	422
Total consideration	9,440
Cash and cash equivalents	276
Accounts receivable and other, net	770
Inventory, net	588
Property, plant and equipment	2,486
Intangible assets	4,532
Goodwill	3,786
Equity accounted investments and other assets	45
Accounts payable and other	(1,686)
Non-recourse borrowings in subsidiaries of the partnership	(132)
Deferred income tax liabilities	(1,215)
Net assets acquired before non-controlling interests	9,450
Non-controlling interests acquired	(10)
Net assets acquired	9,440
Various acquisitions | Business services
Disclosure of detailed information about business combination [line items]
Cash	219
Non-cash consideration	0
Contingent consideration	63
Total consideration	282
Cash and cash equivalents	11
Accounts receivable and other, net	52
Inventory, net	0
Property, plant and equipment	56
Intangible assets	84
Goodwill	290
Equity accounted investments and other assets	9
Accounts payable and other	(96)
Non-recourse borrowings in subsidiaries of the partnership	(103)
Deferred income tax liabilities	(21)
Net assets acquired before non-controlling interests	282
Non-controlling interests acquired	0
Net assets acquired	282
Equity from the partnership	80
Various acquisitions | Infrastructure services
Disclosure of detailed information about business combination [line items]
Cash	4,741
Non-cash consideration	19
Contingent consideration	0
Total consideration	4,760
Cash and cash equivalents	100
Accounts receivable and other, net	414
Inventory, net	104
Property, plant and equipment	1,963
Intangible assets	1,941
Goodwill	1,667
Equity accounted investments and other assets	5
Accounts payable and other	(817)
Non-recourse borrowings in subsidiaries of the partnership	(27)
Deferred income tax liabilities	(590)
Net assets acquired before non-controlling interests	4,760
Non-controlling interests acquired	0
Net assets acquired	4,760
Equity from the partnership	581
Various acquisitions | Industrials
Disclosure of detailed information about business combination [line items]
Cash	4,039
Non-cash consideration	0
Contingent consideration	359
Total consideration	4,398
Cash and cash equivalents	165
Accounts receivable and other, net	304
Inventory, net	484
Property, plant and equipment	467
Intangible assets	2,507
Goodwill	1,829
Equity accounted investments and other assets	31
Accounts payable and other	(773)
Non-recourse borrowings in subsidiaries of the partnership	(2)
Deferred income tax liabilities	(604)
Net assets acquired before non-controlling interests	4,408
Non-controlling interests acquired	(10)
Net assets acquired	4,398
Equity from the partnership	$ 500
Modulaire Investments 2 S.à r.l. | Infrastructure services
Disclosure of detailed information about business combination [line items]
Total consideration		$ 581
Intangible assets		1,900
Goodwill		$ 1,700
Aldo Componentes Eletrônicos LTDA | Industrials
Disclosure of detailed information about business combination [line items]
Cash				$ 104
Cash and cash equivalents				59
Inventory, net				48
Intangible assets				295
Goodwill				421
Deferred income tax liabilities				$ (100)
DexKo Global Inc. | Industrials
Disclosure of detailed information about business combination [line items]
Intangible assets			$ 2,200
Goodwill			1,400
Equity from the partnership			$ 396
Everise Holdings Pte Ltd. | Business services
Disclosure of detailed information about business combination [line items]
Cash					$ 80
Intangible assets					84
Goodwill					290
Non-recourse borrowings in subsidiaries of the partnership					$ 103